Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current
Cash and cash equivalents	$ 530,031	$ 446,779	$ 507,311
Accounts receivable, net of allowance for doubtful accounts of $Nil (March 31, 2018 - $19,694)	1,027,012	1,523,193	212,730
Prepaid expenses and other receivables (Note 5)	1,194,727	1,355,032	433,655
Inventories (Note 6)	582,058	405,682	237,443
Due from related parties (Note 9(a))	19,068	18,585	18,897
Total Current Assets	3,352,896	3,749,271	1,410,036
Equipment (Note 7)	211,360	192,528	159,961
Technology and other assets (Note 4)	4,358,408	4,427,722	4,706,719
Goodwill (Note 3)	22,308,275	22,308,275	22,308,275
Total Assets	30,230,939	30,677,796	28,584,991
Current
Accounts Payable (Notes 9(b))	1,055,017	1,148,852	724,673
Accrued liabilities (Notes 8 and 9(b))	1,620,632	1,653,233	1,530,305
Demand Loans (Note 8)		0	51,479
Convertible Loans (Note 8(a))	954,450	0
Deferred revenue - Contract Liabilities	525,794	467,778	122,667
Shares to be issued, stock options and warrants (Note 10)		0	5,692,853
Total Current Liabilities	4,155,893	3,269,863	8,121,977
Term loan (Note 8(b))	500,000	0
Total Liabilities	4,655,893	3,269,863	8,121,977
Shareholders' Equity
Preferred Stock, par value $0.001; Authorized 10,000,000 Special Voting Preferred Stock, par value $0.001; Authorized; Issued and outstanding - 1 (March 31, 2019 - 1)
Common Shares, par value $0.001; Authorized - 500,000,000 (March 31, 2019 - 500,000,000); Issued and outstanding 3,702,398 and 156,239 Exchangeable Shares (March 31, 2019 -3,661,838 and 196,799 Exchangeable Shares)	3,858	3,858	1,664
Additional paid in capital	74,007,056	73,719,299	56,195,541
Deficit	(48,478,017)	(46,357,373)	(35,776,340)
Accumulated other comprehensive income	42,149	42,149	42,149
Total Shareholders' Equity	25,575,046	27,407,933	20,463,014
Total Liabilities and Shareholders' Equity	$ 30,230,939	$ 30,677,796	$ 28,584,991